Machinery, Equipment and Improvements on Leased Assets - Summary of Property Plant and Equipment (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 1,655,688	$ 1,630,393	$ 1,555,593
Additions	240,811	68,046	16,120
Divestitures	(9,737)	(18,870)	(3,227)
Currency translation effect	19,471	(23,881)	61,907
Ending balance	1,906,233	1,655,688	1,630,393
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,197,349	1,254,469
Ending balance	1,426,828	1,197,349	1,254,469
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	123,805	100,623
Ending balance	165,061	123,805	100,623
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	251,071	219,619
Ending balance	228,427	251,071	219,619
Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	12,510	11,663
Ending balance	18,236	12,510	11,663
Communication equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	13,656	13,943
Ending balance	12,810	13,656	13,943
Improvements on leased assets [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	57,297	30,076
Ending balance	54,871	57,297	30,076
Investment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	3,369,500	3,098,352	2,672,140
Additions	632,455	392,506	317,000
Divestitures	(81,194)	(70,546)	(61,993)
Currency translation effect	22,392	(50,812)	171,205
Ending balance	3,943,153	3,369,500	3,098,352
Investment [Member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	2,268,920	2,181,305	1,907,231
Additions	444,495	175,457	155,957
Divestitures	(62,642)	(49,970)	(16,257)
Currency translation effect	15,759	(37,872)	134,374
Ending balance	2,666,532	2,268,920	2,181,305
Investment [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	240,898	208,676	174,688
Additions	61,414	40,958	39,878
Divestitures	(1,455)	(6,427)	(14,182)
Currency translation effect	469	(2,309)	8,292
Ending balance	301,326	240,898	208,676
Investment [Member] | Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	710,584	596,652	508,373
Additions	107,381	136,915	90,195
Divestitures	(9,104)	(12,751)	(28,346)
Currency translation effect	5,602	(10,232)	26,430
Ending balance	814,463	710,584	596,652
Investment [Member] | Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	47,068	42,037	36,847
Additions	13,537	6,650	4,081
Divestitures	(3,072)	(1,220)	(1,000)
Currency translation effect	562	(399)	2,109
Ending balance	58,095	47,068	42,037
Investment [Member] | Communication equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	30,432	28,224	28,528
Additions	1,633	2,386	1,904
Divestitures	(911)	(178)	(2,208)
Ending balance	31,154	30,432	28,224
Investment [Member] | Improvements on leased assets [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	71,598	41,458	16,473
Additions	3,995	30,140	24,985
Divestitures	(4,010)
Ending balance	71,583	71,598	41,458
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(1,713,812)	(1,467,959)	(1,116,547)
Additions	(391,644)	(324,460)	(300,880)
Divestitures	71,457	51,676	58,766
Currency translation effect	(2,921)	26,931	(109,298)
Ending balance	(2,036,920)	(1,713,812)	(1,467,959)
Accumulated depreciation and amortisation [member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(1,071,571)	(926,836)	(681,636)
Additions	(221,674)	(195,382)	(189,241)
Divestitures	55,770	33,308	15,838
Currency translation effect	(2,229)	17,339	(71,797)
Ending balance	(1,239,704)	(1,071,571)	(926,836)
Accumulated depreciation and amortisation [member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(117,093)	(108,053)	(100,130)
Additions	(20,839)	(16,363)	(10,238)
Divestitures	1,864	5,641	12,330
Currency translation effect	(197)	1,682	(10,015)
Ending balance	(136,265)	(117,093)	(108,053)
Accumulated depreciation and amortisation [member] | Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(459,513)	(377,033)	(293,648)
Additions	(135,272)	(101,207)	(86,520)
Divestitures	9,054	11,373	27,888
Currency translation effect	(305)	7,354	(24,753)
Ending balance	(586,036)	(459,513)	(377,033)
Accumulated depreciation and amortisation [member] | Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(34,558)	(30,374)	(23,172)
Additions	(8,177)	(5,960)	(5,469)
Divestitures	3,066	1,220	1,000
Currency translation effect	(190)	556	(2,733)
Ending balance	(39,859)	(34,558)	(30,374)
Accumulated depreciation and amortisation [member] | Communication equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(16,776)	(14,281)	(13,112)
Additions	(2,354)	(2,629)	(2,879)
Divestitures	786	134	1,710
Ending balance	(18,344)	(16,776)	(14,281)
Accumulated depreciation and amortisation [member] | Improvements on leased assets [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(14,301)	(11,382)	(4,849)
Additions	(3,328)	(2,919)	(6,533)
Divestitures	917
Ending balance	$ (16,712)	$ (14,301)	$ (11,382)